Business Organization, Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1 — Business Organization, Nature of Operations

Energous Corporation (f/k/a DvineWave Inc.) (the “Company”) was incorporated in Delaware on October 30, 2012 (inception). The Company is a technology company focused on developing technology that can enable wire-free charging of electronic devices at a distance and with complete mobility. The Company is developing solutions that enable wire-free transmission of energy from a transmitter to multiple receivers at distances of up to fifteen (15) feet. The Company is developing multiple generations of transmitter and receiver application specific integrated circuit chips (“ASICs”) whose designs will be licensed to customers, and that we believe will optimize our technology reducing size and cost, while increasing performance to a level that we believe will allow for them to be integrated into low-power devices, eliminating the need for a charging cord or pad to maintain charge. The Company submitted its first ASIC design to the wafer fabricator for production in November 2013. Since then, the Company submitted three additional ASICs to the wafer fabricator for production. Two of these ASICs will be used to demonstrate the Company’s WattUp technology in prototypical consumer products in conjunction with its strategic partners at the Consumer Electronics Show in January 2015. A fifth ASIC has also been designed and is currently under production at the wafer fabricator. Two of the five ASICs are expected to be incorporated into reference designs to be provided to the Company’s strategic partners to enable them to develop consumer-facing products for sale beginning late in the fourth quarter of 2015.
On January 2, 2014, the board of directors and stockholders approved the name change for the Company to Energous Corporation from DvineWave Inc.
As of September 30, 2014, the Company had not yet completed the development of its product and had not yet recorded any revenues. Since inception, the Company’s primary activities have consisted of developing its technology, developing its business plan, raising capital, relocating to a larger facility and recruiting and hiring its workforce and executive team. To date, these activities have been funded primarily through the sale of Senior Secured Convertible Notes (“Convertible Notes”) (See Note 6 — Private Placement), the funding of the Company’s initial public offering (“IPO”), which was consummated on April 2, 2014 (See Note 8 — Stockholders’ Equity (Deficit)), the sale of the company common stock to a strategic investor (See Note 8 — Stockholders’ Equity (Deficit)) and the issuance of common stock to our landlord (See Note 7 — Commitments and Contingencies).
Effective March 26, 2014, pursuant to authority granted by the stockholders and the Board of Directors of the Company, the Company implemented a 1-for-3.99 reverse split of the Company’s issued and outstanding common stock (the “Reverse Split”). All share and per share information in this Form 10-Q has been retroactively adjusted to reflect the Reverse Split.

Note 1 — Business Organization, Nature of Operations

Energous Corporation (f/k/a DvineWave Inc.) (the “Company”) was incorporated in Delaware on October 30, 2012 (inception). The Company is a development stage technology company focused on developing a solution to delivering a wireless charging system, as a means of providing convenient, adaptive wireless power charging capabilities to low power fixed and mobile devices, such as mobile phones, tablets, toys, videogame controllers, watches, remote controls, smoke alarms, window covering deployment and retraction motors, installed sensors and night and emergency lighting fixtures that use or are capable of using a rechargeable battery. The Company is targeting both consumer and commercial enterprise markets that use such rechargeable fixed and mobile devices.
As of December 31, 2013, the Company had not yet completed the development of its product and has not yet recorded any revenues. Since inception, the Company’s primary activities have consisted of developing its business plan, raising capital, recruiting and hiring its executive team and developing its technology. To date, these activities have been funded through sales of common stock and the sale of Senior Secured Convertible Notes (“Convertible Notes”) (See Note 7, Private Placement).
The Company is considered to be in the development stage, and as such, the Company’s financial statements are prepared in accordance with the Accounting Standards Codification (“ASC”) topic 915, “Development Stage Entities.” The Company is subject to all of the risks associated with development stage companies.